Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 MXN ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 722,929,631			$ 639,343,370		$ 640,000,720
Additions		231,539,820			198,788,458		238,821,559
Retirements		(92,643,640)	[1]		(106,489,087)		(112,234,066)
Business combinations		0			1,053,921		10,919,581
Revaluation adjustments					107,152,628
Transfers		(1,966,088)
Effect of translation of foreign subsidiaries		(16,000,632)			(1,598,974)		(23,371,038)
Depreciation of the year		112,662,412			115,320,685		114,793,386
Ending balance		731,196,679		$ 35,523	722,929,631		639,343,370
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,355,800,837			1,319,587,687		1,285,672,457
Additions		231,539,820			198,788,458		238,821,559
Retirements		(127,800,314)	[2]		(143,373,691)		(138,455,063)
Business combinations		0			1,053,921		10,919,581
Revaluation adjustments					107,152,628
Transfers		(1,000,104)			(62,050,212)
Effect of translation of foreign subsidiaries		(49,542,949)			(65,357,954)		(77,370,847)
Ending balance		1,408,997,290			1,355,800,837		1,319,587,687
Cost [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,057,592,243			990,673,603		969,195,936
Additions		89,696,150			90,387,449		82,992,062
Retirements		(45,044,049)	[2]		(19,574,391)		(13,417,360)
Business combinations		0			996,974		9,572,805
Revaluation adjustments					107,152,628
Transfers		53,531,590			(62,050,212)
Effect of translation of foreign subsidiaries		(44,061,097)			(49,993,808)		(57,669,840)
Ending balance		1,111,714,837			1,057,592,243		990,673,603
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		48,887,578			50,801,253		57,130,326
Additions		784,460			570,062		1,530,677
Retirements		(473,785)	[2]		(2,853,037)		(4,025,222)
Business combinations							115,935
Transfers		38,250
Effect of translation of foreign subsidiaries		(1,216,894)			369,300		(3,950,463)
Ending balance		48,019,609			48,887,578		50,801,253
Cost [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		157,022,845			162,340,564		149,809,137
Additions		10,782,903			17,474,218		26,881,611
Retirements		(11,994,756)	[2]		(14,454,598)		(7,594,735)
Business combinations		0			55,848		1,021,051
Transfers		(1,800,756)
Effect of translation of foreign subsidiaries		(1,870,104)			(8,393,187)		(7,776,500)
Ending balance		152,140,132			157,022,845		162,340,564
Cost [member] | Construction in process and advances plant suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[3]	67,501,913			81,539,174		81,092,529
Additions	[3]	83,366,813			59,635,316		82,640,305
Retirements		(47,178,796)	[2]		(68,661,847)	[3]	(76,892,011)	[3]
Business combinations	[3]	0			1,099		209,790
Transfers	[3]	(38,944,421)
Effect of translation of foreign subsidiaries	[3]	(1,420,843)			(5,011,829)		(5,511,439)
Ending balance	[3]	63,324,666			67,501,913		81,539,174
Cost [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		24,796,258			34,233,093		28,444,529
Additions		46,909,494			30,721,413		44,776,904
Retirements		(23,108,928)	[2]		(37,829,818)		(36,525,735)
Business combinations							0
Transfers		(13,824,767)
Effect of translation of foreign subsidiaries		(974,011)			(2,328,430)		(2,462,605)
Ending balance		33,798,046			24,796,258		34,233,093
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		632,871,206			680,244,317		645,671,737
Retirements		(35,156,674)	[2]		(36,884,604)		(26,220,997)
Transfers		(965,984)			(62,050,212)
Effect of translation of foreign subsidiaries		(33,542,317)			(63,758,980)		(53,999,809)
Depreciation of the year		112,662,412			115,320,685		114,793,386
Ending balance		677,800,611			632,871,206		680,244,317
Accumulated depreciation [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		531,267,306			580,370,101		560,005,547
Retirements		(24,322,904)	[2]		(25,726,856)		(24,954,514)
Transfers		638,066			(62,050,212)	[4]
Effect of translation of foreign subsidiaries		(30,254,288)			(58,055,450)		(47,778,627)
Depreciation of the year		97,343,878			96,729,723		93,097,695
Ending balance		574,672,058			531,267,306		580,370,101
Accumulated depreciation [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		92,444,017			90,332,191		76,533,494
Retirements		(10,522,319)	[2]		(9,317,821)		(695,425)
Transfers		549,855
Effect of translation of foreign subsidiaries		(2,522,458)			(5,120,175)		(4,754,982)
Depreciation of the year		13,310,584			16,549,822		19,249,104
Ending balance		93,259,679			92,444,017		90,332,191
Accumulated depreciation [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		72,484			74,717		321,747
Retirements		(92,421)	[2]		(176,131)		(283,986)
Effect of translation of foreign subsidiaries		(26,823)			38,898		(79,226)
Depreciation of the year		66,131			135,000		116,182
Ending balance		19,371			72,484		74,717
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,087,399			9,467,308		8,810,949
Retirements		(219,030)	[2]		(1,663,796)		(287,072)
Transfers		(221,937)
Effect of translation of foreign subsidiaries		(738,748)			(622,253)		(1,386,974)
Depreciation of the year		1,941,819			1,906,140		2,330,405
Ending balance		$ 9,849,503			$ 9,087,399		$ 9,467,308

[1]	Includes disposals related to the sale of TracFone. See Note 2Ac.
[2]	Includes disposals related to the sale of TracFone. See Note 2, Ac).
[3]	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.
[4]	This transfer relates to the accumulated depreciation as at the revaluation date that was eliminated against the gross carrying amount of the revalued asset.